UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22273
                                                     ---------------------

                    Nuveen Pennsylvania Municipal Value Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: April 30
                                           ------------------

                  Date of reporting period: April 30, 2009
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN Investments

Closed-End Funds

--------------------------------------------------------------------------------
Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Annual Report
April 30, 2009
--------------------------------------------------------------------------------

----------------------   --------------------------
NUVEEN NEW JERSEY        NUVEEN PENNSYLVANIA
MUNICIPAL VALUE          MUNICIPAL VALUE
FUND                     FUND
NJV                      NPN

                                   (APRIL 09)

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If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                      LOGO:   NUVEEN Investments

Portfolio Manager's Comments

Nuveen Investments Municipal Closed-End Funds NJV and NPN

Portfolio manager Cathryn Steeves who joined Nuveen in 1996, assumed portfolio management responsibility for the Nuveen New Jersey Municipal Value Fund (NJV) and Nuveen Pennsylvania Municipal Value Fund (NPN) upon completion of their initial public offerings on April 28, 2009.

These two Funds, which are currently in the initial investment phase, will invest primarily in investment-grade municipal bonds. The Funds' primary investment objective is to provide attractive monthly income exempt from federal income taxes as well as from New Jersey or Pennsylvania taxes. The Funds' secondary investment objective is to enhance portfolio value and total return. The Funds will not use any leverage from preferred shares.

We look forward to reporting on the initial investment activities and performance of these Funds in the next shareholder report.

                                                            Nuveen Investments 3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN NEW JERSEY MUNICIPAL VALUE FUND
NUVEEN PENNSYLVANIA MUNICIPAL VALUE FUND

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments (Nuveen New Jersey Municipal Value Fund only), of Nuveen New Jersey Municipal Value Fund and Nuveen Pennsylvania Municipal Value Fund (the Funds) as of April 30, 2009, and the related statements of operations, statements of changes in net assets and financial highlights for the period April 28, 2009 (commencement of operations) through April 30, 2009. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New Jersey Municipal Value Fund and Nuveen Pennsylvania Municipal Value Fund at April 30, 2009, the results of their operations, changes in their net assets, and the financial highlights for the period April 28, 2009 (commencement of operations) through April 30, 2009 in conformity with US generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Chicago, Illinois
June 19, 2009

4 Nuveen Investments

NJV | Nuveen New Jersey Municipal Value Fund
    | Portfolio of INVESTMENTS April 30, 2009

     PRINCIPAL                                                                     OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)     RATINGS (3)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 9.4%
$        2,000   New Jersey Health Care Facilities Financing Authority
                    Revenue Bonds Virtua Health Issue, Series 2009A, 5.500%,
                    7/01/38 (WI/DD, Settling 5/14/09) - AGC Insured               7/19 at 100.00             AAA   $      1,960,000
------------------------------------------------------------------------------------------------------------------------------------
$        2,000   Total Investments (cost $1,960,000) - 9.4%                                                               1,960,000
==============----------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 90.6%                                                                   18,931,024
                 -------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                                 $     20,891,024
                 ===================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets.

(2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

WI/DD Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

                                                            Nuveen Investments 5

| Statement of ASSETS & LIABILITIES April 30, 2009

                                                                                       NEW JERSEY       PENNSYLVANIA
                                                                                  MUNICIPAL VALUE    MUNICIPAL VALUE
                                                                                             (NJV)              (NPN)
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,960,000 and $0, respectively)                      $     1,960,000   $             --
Cash                                                                                   20,943,150         15,857,775
Receivable from Adviser                                                                    14,656             14,739
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        22,917,806         15,872,514
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                       1,960,000                 --
Accrued expenses:
   Organization and offering costs                                                         58,650             48,000
   Other                                                                                    8,132              8,132
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                    2,026,782             56,132
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                        $    20,891,024   $     15,816,382
=====================================================================================================================
Shares outstanding                                                                      1,462,000          1,107,000
=====================================================================================================================
Net asset value per share outstanding                                             $         14.29   $          14.29
=====================================================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                  $        14,620   $         11,070
Paid-in surplus                                                                        20,876,404         15,805,312
Undistributed net investment income (loss)                                                     --                 --
Net unrealized appreciation (depreciation) of investments                                      --                 --
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                        $    20,891,024   $     15,816,382
=====================================================================================================================
Authorized shares                                                                       Unlimited          Unlimited
=====================================================================================================================

                                 See accompanying notes to financial statements.

6 Nuveen Investments

| Statement of OPERATIONS

For the period April 28, 2009 (commencement of operations) through April 30,
2009

                                                                                       NEW JERSEY       PENNSYLVANIA
                                                                                  MUNICIPAL VALUE    MUNICIPAL VALUE
                                                                                             (NJV)              (NPN)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                 $            --   $             --
---------------------------------------------------------------------------------------------------------------------

EXPENSES
Management fees                                                                               344                261
Trustees' fees and expenses                                                                     2                  2
Professional fees                                                                           5,000              5,000
Shareholders' reports - printing and mailing expenses                                       3,130              3,130
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                                              8,476              8,393
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                               (8,476)            (8,393)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             $        (8,476)  $         (8,393)
=====================================================================================================================

                                 See accompanying notes to financial statements.

                                                            Nuveen Investments 7

| Statement of CHANGES in NET ASSETS

For the period April 28, 2009 (commencement of operations) through April 30,
2009

                                                                                       NEW JERSEY       PENNSYLVANIA
                                                                                  MUNICIPAL VALUE    MUNICIPAL VALUE
                                                                                             (NJV)              (NPN)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                      $        (8,476)  $         (8,393)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                      (8,476)            (8,393)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares, net of offering costs                                    20,799,225         15,724,500
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions                  20,799,225         15,724,500
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  20,790,749         15,716,107
Net assets at the beginning of period                                                     100,275            100,275
---------------------------------------------------------------------------------------------------------------------
Net assets at the end of the period                                               $    20,891,024   $     15,816,382
=====================================================================================================================
Undistributed net investment income (loss) at the end of the period               $            --   $             --
=====================================================================================================================

                                 See accompanying notes to financial statements.

8 Nuveen Investments

| Notes to FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding New York Stock Exchange Amex symbols are Nuveen New Jersey Municipal Value Fund (NJV) and Nuveen Pennsylvania Municipal Value Fund (NPN) (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations, New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN) had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and the recording of the organization expenses ($15,000 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen. As the Funds commenced operations on April 28, 2009, the information presented in the financial statements may not be reflective of the Funds' future operating performance.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2009, New Jersey Municipal Value (NJV) had outstanding when issued/delayed delivery purchase commitments of $1,960,000. There were no such outstanding purchase commitments in Pennsylvania Municipal Value (NPN).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

                                                            Nuveen Investments 9

| Notes to FINANCIAL STATEMENTS (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "IF - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No.
140) "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities." In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is recognized as "Interest expense on floating rate obligations" on the Statement of Operations.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these

10 Nuveen Investments
agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

During the period April 28, 2009 (commencement of operations) through April 30, 2009, the Funds did not invest in inverse floating rate securities.

Derivative Financial Instruments

Each Fund is authorized to invest in certain derivative financial instruments including forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period April 28, 2009 (commencement of operations) through April 30, 2009.

Organization and Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses ($15,000 per Fund) and pay all offering costs (other than the sales load) that exceed $.03 per share for New Jersey Municipal Value (NJV) and Pennsylvania Municipal Value (NPN). New Jersey Municipal Value's (NJV) and Pennsylvania Municipal Value's (NPN) share of offering costs ($43,650 and $33,000, respectively) were recorded as reductions of the proceeds from the sale of shares.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

   Level 1 - Quoted prices in active markets for identical securities.

   Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

   Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of New Jersey Municipal Value's (NUJ) fair value measurements as of April 30, 2009:

NEW JERSEY MUNICIPAL VALUE (NJV)       LEVEL 1       LEVEL 2    LEVEL 3         TOTAL
--------------------------------------------------------------------------------------
Investments                           $     --   $ 1,960,000   $     --   $ 1,960,000
======================================================================================

3. FUND SHARES

Transactions in Fund shares for the period April 28, 2009 (commencement of operations) through April 30, 2008, were as follows:

                                                   NEW JERSEY      PENNSYLVANIA
                                              MUNICIPAL VALUE   MUNICIPAL VALUE
                                                         (NJV)             (NPN)
--------------------------------------------------------------------------------
Shares sold                                         1,455,000         1,100,000
================================================================================

                                                           Nuveen Investments 11

| Notes to FINANCIAL STATEMENTS (continued)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments during the period April 28, 2009 (commencement of operations) through April 30, 2009, were as follows:

                                                   NEW JERSEY      PENNSYLVANIA
                                              MUNICIPAL VALUE   MUNICIPAL VALUE
                                                         (NJV)             (NPN)
--------------------------------------------------------------------------------
Purchases                                     $     1,960,000   $            --
Sales                                                      --                --
================================================================================

5. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2009, the cost of investments was as follows:

                                                   NEW JERSEY      PENNSYLVANIA
                                              MUNICIPAL VALUE   MUNICIPAL VALUE
                                                         (NJV)             (NPN)
--------------------------------------------------------------------------------
Cost of investments                           $     1,960,000   $             --
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

                                                   NEW JERSEY      PENNSYLVANIA
                                              MUNICIPAL VALUE   MUNICIPAL VALUE
                                                         (NJV)             (NPN)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                               $            --   $            --
   Depreciation                                            --                --
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                             $            --   $            --
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2009, the Funds' tax year end, were as follows:

                                                   NEW JERSEY      PENNSYLVANIA
                                              MUNICIPAL VALUE   MUNICIPAL VALUE
                                                         (NJV)             (NPN)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income           $            --   $            --
Undistributed net ordinary income *                        --                --
Undistributed net long-term capital gains                  --                --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

During the period April 28, 2009 (commencement of operations) through April 30, 2009, the Funds made no distributions to their shareholders.

As of April 30, 2009 the Funds had no capital loss carryforwards or deferred post-October losses.

12 Nuveen Investments

6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily managed assets of each Fund as follows:

                                                NEW JERSEY MUNICIPAL VALUE (NJV)
                                              PENNSYLVANIA MUNICIPAL VALUE (NPN)
AVERAGE DAILY MANAGED NET ASSETS (1)                        FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4000%
For the next $125 million                                                 .3875
For the next $250 million                                                 .3750
For the next $500 million                                                 .3625
For the next $1 billion                                                   .3500
For net assets over $2 billion                                            .3375
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of April 30, 2009, the complex-level fee rate was .1998%.

The complex-level fee schedule is as follows:

                                                                 EFFECTIVE RATE
COMPLEX-LEVEL NET ASSETS BREAKPOINT LEVEL (1)               AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets includes assets managed by the Adviser that are attributable to each fund's use of financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

                                                           Nuveen Investments 13

| Notes to FINANCIAL STATEMENTS (continued)

7. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Staff Position No. 157-4 (FSP No. 157-4)

On April 9, 2009, the Financial Accounting Standards Board issued FSP No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly." FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, "Fair Value Measurements," when the volume and level of activity for the asset or liability have significantly decreased. FSP No. 157-4 also requires additional disaggregation of the current SFAS No. 157 required disclosures. FSP No. 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP No. 157-4 and the impact it will have on the financial statement disclosures.

14 Nuveen Investments

| Financial HIGHLIGHTS

                                                           Nuveen Investments 15

| Financial HIGHLIGHTS

Selected data for a share outstanding throughout each period:

                                          Investment Operations             Less Distributions
                                   -----------------------------------  ---------------------------
                                                          Net
                        Beginning            Net    Realized/                  Net                                Ending   Ending
                        Net Asset     Investment   Unrealized           Investment  Capital          Offering  Net Asset   Market
                            Value  Income (Loss)  Gain (Loss)    Total      Income    Gains   Total     Costs      Value    Value
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL
   VALUE (NJV)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2009(b)                 $   14.33  $        (.01) $        --  $  (.01) $       --  $    --  $   --  $   (.03) $   14.29  $ 15.00

PENNSYLVANIA MUNICIPAL
   VALUE (NPN)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2009(b)                     14.33           (.01)          --     (.01)         --       --      --      (.03)     14.29    15.05
==================================================================================================================================

16 Nuveen Investments

                                                                                Ratios/Supplemental Data
                                                           -------------------------------------------------------------------
                                        Total Returns                        Ratios to Average Net Assets
                                    --------------------               ----------------------------------------
                                                              Ending
                                    Based on    Based on         Net     Expenses      Expenses             Net     Portfolio
                                      Market   Net Asset      Assets    Including     Excluding      Investment      Turnover
                                       Value*      Value*       (000)    Interest(a)   Interest(a) Income (Loss)         Rate
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL VALUE (NJV)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2009(b)                                   --%       (.24)% $  20,891          .64%**        .64%**         (.64)%**        --%
------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL VALUE (NPN)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2009(b)                                  .33        (.31)     15,816          .66**         .66**          (.66)**         --
==============================================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total returns are not annualized.

      Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

**    Annualized.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b) For the period April 28, 2009 (commencement of operations) through April 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 17

Board Members & Officers
--------------------------------------------------------------------------------

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Funds (referred to herein as "independent board members") has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                               NUMBER            PRINCIPAL
                                                 YEAR FIRST    OF PORTFOLIOS     OCCUPATION(S)
   NAME,                                         ELECTED OR    IN FUND COMPLEX   INCLUDING OTHER
   BIRTHDATE                  POSITION(S) HELD   APPOINTED     OVERSEEN BY       DIRECTORSHIPS
   & ADDRESS                  WITH THE FUNDS     AND TERM(1)   BOARD MEMBER      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS:

o  ROBERT P. BREMNER
   8/22/40                    Chairman of        1997          200               Private Investor and Management Consultant;
   333 W. Wacker Drive        the Board                                          Treasurer and Director, Humanities Council of
   Chicago, IL 60606          and Board Member                                   Washington D.C.

o  JACK B. EVANS
   10/22/48                   Board Member       1999          200               President, The Hall-Perrine Foundation, a private
   333 W. Wacker Drive                                                           philanthropic corporation (since 1996); Director
   Chicago, IL 60606                                                             and Vice Chairman, United Fire Group, a publicly
                                                                                 held company; Member of the Board of Regents for
                                                                                 the State of Iowa University System; Director,
                                                                                 Gazette Companies; Life Trustee of Coe College;
                                                                                 Director, Iowa College Foundation; Member of the
                                                                                 Advisory Council of the Department of Finance in
                                                                                 the Tippie College of Business, University of
                                                                                 Iowa; formerly, Director, Alliant Energy;
                                                                                 formerly, Director, Federal Reserve Bank of
                                                                                 Chicago; formerly, President and Chief Operating
                                                                                 Officer, SCI Financial Group, Inc., a regional
                                                                                 financial services firm.

o  WILLIAM C. HUNTER
   3/6/48                     Board Member       2004          200               Dean, Tippie College of Business, University of
   333 W. Wacker Drive                                                           Iowa (since 2006); Director (since 2004) of Xerox
   Chicago, IL 60606                                                             Corporation; Director (since 2005), Beta Gamma
                                                                                 Sigma International Honor Society; formerly, Dean
                                                                                 and Distinguished Professor of Finance, School of
                                                                                 Business at the University of Connecticut
                                                                                 (2003-2006); previously, Senior Vice President and
                                                                                 Director of Research at the Federal Reserve Bank
                                                                                 of Chicago (1995-2003); Director, SS&C
                                                                                 Technologies, Inc. (May 2005-October 2005);
                                                                                 formerly, Director (1997-2007), Credit Research
                                                                                 Center at Georgetown University.

o  DAVID J. KUNDERT
   10/28/42                   Board Member       2005          200               Director, Northwestern Mutual Wealth Management
   333 W. Wacker Drive                                                           Company; retired (since 2004) as Chairman,
   Chicago, IL 60606                                                             JPMorgan Fleming Asset Management, President and
                                                                                 CEO, Banc One Investment Advisors Corporation, and
                                                                                 President, One Group Mutual Funds; prior thereto,
                                                                                 Executive Vice President, Banc One Corporation and
                                                                                 Chairman and CEO, Banc One Investment Management
                                                                                 Group; Member, Board of Regents, Luther College;
                                                                                 member of the Wisconsin Bar Association; member of
                                                                                 Board of Directors, Friends of Boerner Botanical
                                                                                 Gardens; member of Investment Committee, Greater
                                                                                 Milwaukee Foundation.

o  WILLIAM J. SCHNEIDER
   9/24/44                    Board Member       1997          200               Chairman of Miller-Valentine Partners Ltd., a real
   333 W. Wacker Drive                                                           estate investment company; formerly, Senior
   Chicago, IL 60606                                                             Partner and Chief Operating Officer (retired,
                                                                                 2004) of Miller-Valentine Group; member,
                                                                                 University of Dayton Business School Advisory
                                                                                 Council; member, Dayton Philharmonic Orchestra
                                                                                 Association; formerly, member, Business Advisory
                                                                                 Council, Cleveland Federal Reserve Bank; formerly,
                                                                                 Director, Dayton Development Coalition.

18 Nuveen Investments

                                                               NUMBER            PRINCIPAL
                                                 YEAR FIRST    OF PORTFOLIOS     OCCUPATION(S)
   NAME,                                         ELECTED OR    IN FUND COMPLEX   INCLUDING OTHER
   BIRTHDATE                  POSITION(S) HELD   APPOINTED     OVERSEEN BY       DIRECTORSHIPS
   & ADDRESS                  WITH THE FUNDS     AND TERM(1)   BOARD MEMBER      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS:

o  JUDITH M. STOCKDALE
   12/29/47                   Board Member       1997          200               Executive Director, Gaylord and Dorothy Donnelley
   333 W. Wacker Drive                                                           Foundation (since 1994); prior thereto, Executive
   Chicago, IL 60606                                                             Director, Great Lakes Protection Fund (from 1990
                                                                                 to 1994).

o  CAROLE E. STONE
   6/28/47                    Board Member       2007          200               Director, Chicago Board Options Exchange (since
   333 W. Wacker Drive                                                           2006); Commissioner, New York State Commission on
   Chicago, IL 60606                                                             Public Authority Reform (since 2005); formerly,
                                                                                 Chair, New York Racing Association Oversight Board
                                                                                 (2005-2007).

o  TERENCE J. TOTH
   9/29/59                    Board Member       2008          200               Director, Legal & General Investment Management
   333 W. Wacker Drive                                                           America, Inc. (since 2008); Managing Partner,
   Chicago, IL 60606                                                             Musso Capital Management (since 2008); Private
                                                                                 Investor (since 2007); CEO and President, Northern
                                                                                 Trust Investments (2004-2007); Executive Vice
                                                                                 President, Quantitative Management & Securities
                                                                                 Lending (2004-2007); prior thereto, various
                                                                                 positions with Northern Trust Company (since
                                                                                 1994); Member: Goodman Theatre Board (since 2004),
                                                                                 Chicago Fellowship Boards (since 2005), University
                                                                                 of Illinois Leadership Council Board (since 2007)
                                                                                 and Catalyst Schools of Chicago Board (since
                                                                                 2008); formerly, Member: Northern Trust Mutual
                                                                                 Funds Board (2005-2007), Northern Trust
                                                                                 Investments Board (2004-2007), Northern Trust
                                                                                 Japan Board (2004-2007), Northern Trust Securities
                                                                                 Inc. Board (2003-2007) and Northern Trust Hong
                                                                                 Kong Board (1997-2004).

INTERESTED BOARD MEMBER:

o  JOHN P. AMBOIAN(2)
   6/14/61                    Board Member       2008          200               Chief Executive Officer (since July 2007) and
   333 W. Wacker Drive                                                           Director (since 1999) of Nuveen Investments, Inc.;
   Chicago, IL 60606                                                             Chief Executive Officer (since 2007) of Nuveen
                                                                                 Asset Management, Nuveen Investments Advisors,
                                                                                 Inc. formerly, President (1999-2004) of Nuveen
                                                                                 Advisory Corp. and Nuveen Institutional Advisory
                                                                                 Corp.(3)

                                                           Nuveen Investments 19

                                                               NUMBER
                                                               OF PORTFOLIOS
   NAME,                                         YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
   BIRTHDATE                  POSITION(S) HELD   ELECTED OR    OVERSEEN          OCCUPATION(S)
   AND ADDRESS                WITH THE FUNDS     APPOINTED(4)  BY OFFICER        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

o  GIFFORD R. ZIMMERMAN
   9/9/56                     Chief              1988          200               Managing Director (since 2002), Assistant
   333 W. Wacker Drive        Administrative                                     Secretary and Associate General Counsel of Nuveen
   Chicago, IL 60606          Officer                                            Investments, LLC; Managing Director, Associate
                                                                                 General Counsel and Assistant Secretary, of Nuveen
                                                                                 Asset Management and of Symphony Asset Management
                                                                                 LLC, (since 2003); Vice President and Assistant
                                                                                 Secretary of NWQ Investment Management Company,
                                                                                 LLC. (since 2002), Nuveen Investments Advisers
                                                                                 Inc. (since 2002), Tradewinds Global Investors,
                                                                                 LLC, and Santa Barbara Asset Management, LLC
                                                                                 (since 2006), Nuveen HydePark Group LLC and Nuveen
                                                                                 Investment Solutions, Inc. (since 2007); Managing
                                                                                 Director (since 2004) and Assistant Secretary
                                                                                 (since 1994) of Nuveen Investments, Inc.;
                                                                                 formerly, Managing Director (2002- 2004), General
                                                                                 Counsel (1998-2004) and Assistant Secretary of
                                                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                                 Advisory Corp.(3); Chartered Financial Analyst.

o  WILLIAM ADAMS IV
   6/9/55                     Vice President     2007          125               Executive Vice President of Nuveen Investments,
   333 W. Wacker Drive                                                           Inc.; Executive Vice President, U.S. Structured
   Chicago, IL 60606                                                             Products of Nuveen Investments, LLC, (since 1999),
                                                                                 prior thereto, Managing Director of Structured
                                                                                 Investments.

o  MARK J.P. ANSON
   6/10/59                    Vice President     2009          200               President and Executive Director of Nuveen
   333 W. Wacker Drive                                                           Investments, Inc. (since 2007); President of
   Chicago, IL 60606                                                             Nuveen Investments Institutional Services Group
                                                                                 LLC (since 2007); previously, Chief Executive
                                                                                 Officer of the British Telecom Pension Scheme
                                                                                 (2006-2007) and Chief Investment Officer of
                                                                                 Calpers (1999-2006); PhD, Chartered Financial
                                                                                 Analyst, Chartered Alternative Investment Analyst,
                                                                                 Certified Public Accountant, Certified Management
                                                                                 Accountant and Certified Internal Auditor.

o  CEDRIC H. ANTOSIEWICZ
   1/11/62                    Vice President     2007          125               Managing Director, (since 2004), previously, Vice
   333 W. Wacker Drive                                                           President (1993-2004) of Nuveen Investments, LLC.
   Chicago, IL 60606

o  NIZIDA ARRIAGA
   6/1/68                     Vice President     2009          200               Vice President (since 2007) of Nuveen Investments,
   333 W. Wacker Drive                                                           LLC; previously, Portfolio Manager, Allstate
   Chicago, IL 60606                                                             Investments, LLC (1996-2006); Chartered Financial
                                                                                 Analyst.

o  MICHAEL T. ATKINSON
   2/3/66                     Vice President     2000          200               Vice President (since 2002) of Nuveen Investments,
   333 W. Wacker Drive        and Assistant                                      LLC.; Vice President of Nuveen Asset Management
   Chicago, IL 60606          Secretary                                          (since 2005).

o  MARGO L. COOK
   4/11/64                    Vice President     2009          200               Executive Vice President (since Oct 2008) of
   333 W. Wacker Drive                                                           Nuveen Investments, Inc.; previously, Head of
   Chicago, IL 60606                                                             Institutional Asset Management (2007-2008) of Bear
                                                                                 Stearns Asset Management; Head of Institutional
                                                                                 Asset Mgt (1986-2007) of Bank of NY Mellon;
                                                                                 Chartered Financial Analyst.

o  LORNA C. FERGUSON
   10/24/45                   Vice President     1998          200               Managing Director (since 2004), formerly, Vice
   333 W. Wacker Drive                                                           President of Nuveen Investments, LLC; Managing
   Chicago, IL 60606                                                             Director (since 2005) of Nuveen Asset Management;
                                                                                 Managing Director (2004-2005), formerly, Vice
                                                                                 President (1998-2004) of Nuveen Advisory Corp. and
                                                                                 Nuveen Institutional Advisory Corp.(3)

20 Nuveen Investments

                                                               NUMBER
                                                               OF PORTFOLIOS
   NAME,                                         YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
   BIRTHDATE                  POSITION(S) HELD   ELECTED OR    OVERSEEN          OCCUPATION(S)
   AND ADDRESS                WITH THE FUNDS     APPOINTED(4)  BY OFFICER        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

o  STEPHEN D. FOY
   5/31/54                    Vice President     1998          200               Vice President (since 1993) and Funds Controller
   333 W. Wacker Drive        and Controller                                     (since 1998) of Nuveen Investments, LLC; Vice
   Chicago, IL 60606                                                             President (since 2005) of Nuveen Asset Management;
                                                                                 Certified Public Accountant.

o  WILLIAM T. HUFFMAN
   5/7/69                     Vice President     2009          200               Chief Operating Officer, Municipal Fixed Income
   333 W. Wacker Drive                                                           (since 2008) of Nuveen Asset Management;
   Chicago, IL 60606                                                             previously, Chairman, President and Chief
                                                                                 Executive Officer (2002 - 2007) of Northern Trust
                                                                                 Global Advisors, Inc. and Chief Executive Officer
                                                                                 (2007) of Northern Trust Global Investments
                                                                                 Limited; CPA.

o  WALTER M. KELLY
   2/24/70                    Chief Compliance   2003          200               Senior Vice President (since 2008), Vice President
   333 W. Wacker Drive        Officer and                                        (2006-2008) formerly, Assistant Vice President and
   Chicago, IL 60606          Vice President                                     Assistant General Counsel (2003-2006) of Nuveen
                                                                                 Investments, LLC; Vice President (since 2006) and
                                                                                 Assistant Secretary (since 2008) of Nuveen Asset
                                                                                 Management.

o  DAVID J. LAMB
   3/22/63                    Vice President     2000          200               Senior Vice President (since 2009), formerly, Vice
   333 W. Wacker Drive                                                           President (2000-2009) of Nuveen Investments, LLC;
   Chicago, IL 60606                                                             Vice President (since 2005) of Nuveen Asset
                                                                                 Management; Certified Public Accountant.
o  TINA M. LAZAR
   8/27/61                    Vice President     2002          200               Senior Vice President (since 2009), formerly, Vice
   333 W. Wacker Drive                                                           President of Nuveen Investments, LLC (1999-2009);
   Chicago, IL 60606                                                             Vice President of Nuveen Asset Management (since
                                                                                 2005).

o  LARRY W. MARTIN
   7/27/51                    Vice President     1988          200               Vice President, Assistant Secretary and Assistant
   333 W. Wacker Drive        and Assistant                                      General Counsel of Nuveen Investments, LLC; Vice
   Chicago, IL 60606          Secretary                                          President (since 2005) and Assistant Secretary of
                                                                                 Nuveen Investments, Inc.; Vice President (since
                                                                                 2005) and Assistant Secretary (since 1997) of
                                                                                 Nuveen Asset Management; Vice President and
                                                                                 Assistant Secretary of Nuveen Investments Advisers
                                                                                 Inc. (since 2002); NWQ Investment Management
                                                                                 Company, LLC (since 2002), Symphony Asset
                                                                                 Management LLC (since 2003), Tradewinds Global
                                                                                 Investors, LLC, Santa Barbara Asset Management LLC
                                                                                 (since 2006) and of Nuveen HydePark Group, LLC and
                                                                                 Nuveen Investment Solutions, Inc. (since 2007);
                                                                                 formerly, Vice President and Assistant Secretary
                                                                                 of Nuveen Advisory Corp. and Nuveen Institutional
                                                                                 Advisory Corp.(3)

o  KEVIN J. MCCARTHY
   3/26/66                    Vice President     2007          200               Managing Director (since 2008), formerly, Vice
   333 W. Wacker Drive        and Secretary                                      President (2007-2008), Nuveen Investments, LLC;
   Chicago, IL 60606                                                             Managing Director (since 2008), formerly, Vice
                                                                                 President, and Assistant Secretary, Nuveen Asset
                                                                                 Management, and Nuveen Investments Holdings, Inc.;
                                                                                 Vice President (since 2007) and Assistant
                                                                                 Secretary, Nuveen Investment Advisers Inc., Nuveen
                                                                                 Investment Institutional Services Group LLC, NWQ
                                                                                 Investment Management Company, LLC, Tradewinds
                                                                                 Global Investors LLC, NWQ Holdings, LLC, Symphony
                                                                                 Asset Management LLC, Santa Barbara Asset
                                                                                 Management LLC, Nuveen HydePark Group, LLC and
                                                                                 Nuveen Investment Solutions, Inc. (since 2007);
                                                                                 prior thereto, Partner, Bell, Boyd & Lloyd LLP
                                                                                 (1997-2007).

                                                           Nuveen Investments 21

                                                               NUMBER
                                                               OF PORTFOLIOS
   NAME,                                         YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
   BIRTHDATE                  POSITION(S) HELD   ELECTED OR    OVERSEEN          OCCUPATION(S)
   AND ADDRESS                WITH THE FUNDS     APPOINTED(4)  BY OFFICER        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

   JOHN V. MILLER
   4/10/67                    Vice President     2007          200               Managing Director (since 2007), formerly, Vice
   333 W. Wacker Drive                                                           President (2002-2007) of Nuveen Asset Management
   Chicago, IL 60606                                                             and Nuveen Investments, LLC; Chartered Financial
                                                                                 Analyst.

   GREGORY MINO
   1/4/71                     Vice President     2009          200               Vice President of Nuveen Investments, LLC (since
   333 W. Wacker Drive                                                           2008); previously, Director (2004-2007) and
   Chicago, IL 60606                                                             Executive Director (2007-2008) of UBS Global Asset
                                                                                 Management; previously, Vice President (2000-2003)
                                                                                 and Director (2003-2004) of Merrill Lynch
                                                                                 Investment Managers; Chartered Financial Analyst.

   CHRISTOPHER M. ROHRBACHER
   8/1/71                     Vice President     2008          200               Vice President, Nuveen Investments, LLC (since
   333 W. Wacker Drive        and Assistant                                      2008); Vice President and Assistant Secretary,
   Chicago, IL 60606          Secretary                                          Nuveen Asset Management (since 2008); prior
                                                                                 thereto, Associate, Skadden, Arps, Slate Meagher &
                                                                                 Flom LLP (2002-2008).
   JAMES F. RUANE
   7/3/62                     Vice President     2007          200               Vice President, Nuveen Investments, LLC (since
   333 W. Wacker Drive        and Assistant                                      2007); prior thereto, Partner, Deloitte & Touche
   Chicago, IL 60606          Secretary                                          USA LLP (2005-2007), formerly, senior tax manager
                                                                                 (2002-2005); Certified Public Accountant.

   MARK L. WINGET
   12/21/68                   Vice President     2008          200               Vice President, Nuveen Investments, LLC (since
   333 W. Wacker Drive        and Assistant                                      2008); Vice President and Assistant Secretary,
   Chicago, IL 60606          Secretary                                          Nuveen Asset Management (since 2008); prior
                                                                                 thereto, Counsel, Vedder Price P.C. (1997-2007).

(1) Board Members serve a one year term to serve until the next annual meeting or until their successors shall have been duly elected and qualified. The first year elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(2) Mr. Amboian is an interested trustee because of his position with Nuveen Investments, Inc. and certain of its subsidiaries, which are affiliates of the Nuveen Funds.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

22 Nuveen Investments

Annual Investment Management Agreement Approval Process

The Board of Trustees (the "Board," and each Trustee, a "Board Member") of the Funds is responsible for approving the Funds' advisory arrangements and, at meetings held on February 27, 2009 and March 16, 2009 (collectively, the "Meeting"), the Board Members, including the Board Members who are not parties to the investment management agreement or "interested persons" of any such party (the "Independent Board Members") considered and approved the investment management agreement (each, an "Investment Management Agreement") between each Fund and Nuveen Asset Management ("NAM").

To assist the Board in its evaluation of the Investment Management Agreements at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

o     the nature, extent and quality of services expected to be provided by NAM;

o the organization of NAM, including the responsibilities of various departments and key personnel;

o the expertise and background of NAM with respect to the applicable Fund's investment strategy;

o the performance records of NAM and of certain similar Nuveen funds (as described below);

o the profitability of Nuveen Investments, Inc. ("Nuveen") (which incorporated Nuveen's wholly-owned affiliated sub-advisers);

o the proposed management fees of NAM, including comparisons of such fees with the management fees of comparable, unaffiliated funds, as well as comparable, affiliated funds;

o the advisory fees NAM assesses to other types of investment products or clients;

o the expected expenses of each Fund, including comparisons of the Fund's expected expense ratio with the expense ratios of comparable, unaffiliated funds, as well as comparable, affiliated funds; and

o     the soft dollar practices of NAM, if any.

At the Meeting, NAM made a presentation to and responded to questions from the Board. During the Meeting, the Independent Board Members also met privately with their legal counsel to review the Board's duties under the Investment Company Act of 1940 (the "1940 Act"), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser's fiduciary duty with respect to advisory

                                                           Nuveen Investments 23
agreements and compensation. It is with this background that the Independent Board Members considered the advisory agreement with NAM for the applicable Fund. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) investment performance, as described below; (c) the profitability of Nuveen and its affiliates; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES

The Independent Board Members considered the nature, extent and quality of NAM's services, including advisory services and administrative services. As NAM already serves as adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM's organization, operations and personnel. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by NAM, the Independent Board Members have relied upon their knowledge from their meetings and any other interactions throughout the year of NAM and its services in evaluating the Investment Management Agreements.

At the Meeting and at prior meetings, the Independent Board Members reviewed materials outlining, among other things, Nuveen's organization and business; the types of services that NAM or its affiliates provide to the Nuveen funds and are expected to provide to the Funds; and NAM's experience with applicable investment strategies. The Independent Board Members further evaluated the professional experience, qualifications and credentials of NAM's investment personnel.

In addition to advisory services, the Independent Board Members considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment management services, NAM and its affiliates will provide the Funds with a wide range of services, including, among other things, product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support.

In addition to the foregoing services, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, its secondary market support activities and the costs of such activities. The Independent Board Members have recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to timely provide information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining its closed-end fund website; and providing educational seminars.

24 Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the respective Fund under the Investment Management Agreement were satisfactory.

B. INVESTMENT PERFORMANCE

Each Fund is new and therefore does not have its own performance history. However, the Independent Board Members are familiar with NAM's performance record on other Nuveen funds, and the Funds are expected to employ a substantially similar investment philosophy and strategies that have guided two other Nuveen state municipal closed-end funds (specifically, the Nuveen New York Municipal Value Fund (NNY) and the Nuveen California Municipal Value Fund
(NCA)). Accordingly, the Board Members were provided with certain performance information for these comparable funds, including calendar year total returns for the years 2000 through 2008.

C. FEES, EXPENSES AND PROFITABILITY

      1. FEES AND EXPENSES

      In evaluating the management fees and expenses that a Fund was expected to bear, the Independent Board Members considered, among other things, the respective Fund's proposed management fee structure and its expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds and comparable, affiliated funds. In this regard, the Independent Board Members noted the limited universe of municipal funds with an unleveraged capital structure, and the even more limited universe of state municipal funds with an unleveraged capital structure (i.e., none other than for the states of California and New York), which made it difficult to make peer group comparisons.

      In addition, the Funds were not expected to issue preferred shares or debt instruments; however, the Board Members noted that the Funds may make investments in inverse floating rate securities (including inverse floating rate securities representing interests in so-called "tender option bond trusts" formed by third-party sponsors for the purpose of holding municipal bonds). The Independent Board Members recognized that assets financed through the creation of tender option bond trusts in which a Fund may invest or other financial leverage used would be included in the amount of assets upon which the advisory fee is calculated. In this regard, the Independent Board Members noted that the advisory fee is based on a percentage of average daily "Managed Assets." "Managed Assets" generally means the total assets of a Fund (including assets attributable to the Fund's use of financial leverage such as, but not limited to, proceeds from tender option bond trusts) minus the sum of accrued liabilities (other than Fund liabilities incurred for the express purpose of creating financial leverage). Accordingly, the advisory fees paid to NAM for investment advisory services will be higher if the Fund uses financial leverage, which may create a conflict of interest between NAM and the Funds' respective shareholders. This methodology is consistent with that used on Nuveen taxable leveraged funds and a Nuveen national municipal closed-end fund with a similar capital structure. The Independent Board Members also considered the fund-level breakpoint

                                                           Nuveen Investments 25
      schedule and the complex-wide breakpoint schedule (described in further detail below) and any applicable expense reimbursements to be provided. Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services to be provided to the respective Fund.

      2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

      Due to their experience with other Nuveen funds, the Board Members were familiar with the fees NAM assesses to other clients of Nuveen or its affiliates, including NAM's municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members have noted, at the Meeting or at prior meetings, that the fee rates charged to a fund (such as the Funds) and charged to other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members have considered the differences in the product types, including, but not limited to, the services to be provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members have noted, in particular, that the range of services as described above to be provided to a fund (such as the Funds) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services to be provided to a fund, the Independent Board Members believe such facts justify the different levels of fees.

      3. PROFITABILITY OF NUVEEN

      In conjunction with its review of fees at prior meetings, the Independent Board Members have considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. At the Meeting or prior meetings, the Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities and the allocation methodology used in preparing the profitability data.

      The Independent Board Members have also considered, at the Meeting or at prior meetings, Nuveen's profitability compared with other fund sponsors prepared by two independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

      In reviewing profitability, the Independent Board Members have recognized the subjective nature of determining profitability, which may be affected by numerous factors, including the allocation of expenses. Further, the Independent Board Members have recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

26 Nuveen Investments

      Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business. The Independent Board Members further received the Form 8-K of Nuveen for the quarter ending September 30, 2008. Based on its review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services to be provided.

      In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other amounts expected to be paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of a Fund, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expected expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Independent Board Members recognized the potential benefits resulting from the costs of a Fund being spread over a larger asset base. The Independent Board Members therefore considered whether a Fund could be expected to benefit from any economies of scale. In considering economies of scale, the Independent Board Members have recognized that economies of scale are difficult to measure and predict with precision. Notwithstanding the foregoing, one method to help ensure that shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Accordingly, the Independent Board Members received and reviewed the schedule of proposed advisory fees for the Funds, including the respective fund-level breakpoints thereto. In this regard, given that each Fund is a closed-end fund, the Independent Board Members recognized that although a Fund may from time to time make additional share offerings, the growth in its assets will occur primarily through appreciation of its investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members have considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Based on their review, the Independent Board Members concluded that the breakpoint schedule and

                                                           Nuveen Investments 27
complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders of the Funds.

E. INDIRECT BENEFITS

In evaluating fees, the Independent Board Members also considered information regarding potential "fall out" or ancillary benefits NAM or its affiliates may receive as a result of its relationship with a Fund. In this regard, the Independent Board Members considered the revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Independent Board Members considered whether NAM will receive any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Fund and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. APPROVAL

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the respective Investment Management Agreements were fair and reasonable, that NAM's fees are reasonable in light of the services to be provided to the applicable Fund and that the respective Investment Management Agreements should be and were approved on behalf of the applicable Funds.

28 Nuveen Investments

Reinvest Automatically Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

                                                           Nuveen Investments 29
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

30 Nuveen Investments

Glossary of Terms Used in this Report

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

                                                           Nuveen Investments 31

Notes

32 Nuveen Investments

Notes

                                                           Nuveen Investments 33

Notes

34 Nuveen Investments

Other Useful Information

BOARD OF TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

NUVEEN FUNDS' QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

SHARE INFORMATION

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds did not repurchase any of their common shares.

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 35

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $115 billion of assets on March 31, 2009.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef
o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

                                                         It's not what you earn,
                                                          it's what you keep.(R)


Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/CEF/Info/Shareholder. (To view the code, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees ("Board") determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                             AUDIT FEES BILLED            AUDIT-RELATED FEES                  TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED               TO FUND (1)               BILLED TO FUND (2)             BILLED TO FUND (3)       BILLED TO FUND (4)
------------------------------------------------------------------------------------------------------------------------------------
April 30, 2009(5)                 $ 5,000                          $ 0                           $ 0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    0%                           0%                            0%                    0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
April 30, 2008                        N/A                          N/A                           N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    0%                           0%                            0%                    0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees."

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

(4) "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees," "Audit Related Fees," and "Tax Fees."

(5)  The Fund commenced operations April 28, 2009.


                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                                    AUDIT-RELATED FEES            TAX FEES BILLED TO               ALL OTHER FEES
                                                    BILLED TO ADVISER AND              ADVISER AND                BILLED TO ADVISER
                                                       AFFILIATED FUND               AFFILIATED FUND             AND AFFILIATED FUND
                                                      SERVICE PROVIDERS             SERVICE PROVIDERS             SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
April 30, 2009(1)                                           $ 0                             $ 0                           $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          0%                              0%                            0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
April 30, 2008                                              N/A                             N/A                           N/A
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          0%                              0%                            0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

(1)  The Fund commenced operations April 28, 2009.


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                          TOTAL NON-AUDIT FEES
                                                           BILLED TO ADVISER AND
                                                          AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                           PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                          RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                              TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL         PROVIDERS (ALL OTHER
                                 BILLED TO FUND           REPORTING OF THE FUND)              ENGAGEMENTS)               TOTAL
-------------------------------------------------------------------------------------------------------------------------------
April 30, 2009(1)                    $ 0                             $ 0                           $ 0                   $ 0
April 30, 2008                       N/A                             N/A                           N/A                   N/A

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

(1)  The Fund commenced operations April 28, 2009.


Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Jack B. Evans, Terence J. Toth, William J. Schneider and David J. Kundert.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests its assets primarily in municipal bonds and cash management securities. On rare occasions the registrant may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the registrant already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the registrant's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the registrant's Board on its control activities on a quarterly basis.

In the rare event that a municipal issuer were to issue a proxy or that the registrant were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the registrant's Board or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the registrant's Board and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE PORTFOLIO MANAGER

The following individual has primary responsibility for the day-to-day implementation of the registrant's investment strategies:

NAME                      FUND
Cathryn P. Steeves        Nuveen Pennsylvania Municipal Value Fund

Other Accounts Managed. In addition to managing the registrant, the portfolio manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

                                                        NUMBER OF
PORTFOLIO MANAGER     TYPE OF ACCOUNT MANAGED           ACCOUNTS   ASSETS
--------------------------------------------------------------------------------
Cathryn P. Steeves    Registered Investment Company     44         $7.68 billion
                      Other Pooled Investment Vehicles  0          $0
                      Other Accounts                    0          $0

* Assets are as of April 30, 2009. None of the assets in these accounts are subject to an advisory fee based on performance.

Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of NAM). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of April 30, 2009, the S&P/Investortools Municipal Bond index was comprised of 52,532 securities with an aggregate current market value of $1,047 billion.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by NAM in accordance with its overall compensation strategy discussed above. NAM is not under any current contractual obligation to increase a portfolio manager's base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the NAM's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the NAM's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. In connection with the acquisition of Nuveen Investments, Inc., by a group of investors led by Madison Dearborn Partners in November 2007, certain employees, including portfolio managers, received profit interests in Nuveen's parent. These profit interests entitle the holders to participate in the appreciation in the value of Nuveen beyond the issue date and vest over five to seven years, or earlier in the case of a liquidity event.

Material Conflicts of Interest. Each portfolio manager's simultaneous management of the registrant and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the registrant and the other account. NAM, however, believes that such potential conflicts are mitigated by the fact that the NAM has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager, although the allocation procedures may provide allocation preferences to funds with special characteristics (such as favoring state funds versus national funds for allocations of in-state bonds). In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of the April 30, 2009, the portfolio manager beneficially owned the following dollar range of equity securities issued by the registrant and other Nuveen Funds managed by NAM's municipal investment team.

                                                                                                          DOLLAR RANGE OF
                                                                                                          EQUITY SECURITIES
                                                                                        DOLLAR RANGE      BENEFICIALLY OWNED
                                                                                        OF EQUITY         IN THE REMAINDER OF
                                                                                        SECURITIES        NUVEEN FUNDS MANAGED
                                                                                        BENEFICIALLY      BY NAM'S MUNICIPAL
NAME OF PORTFOLIO MANAGER  FUND                                                         OWNED IN FUND     INVESTMENT TEAM
------------------------------------------------------------------------------------------------------------------------------
Cathryn P. Steeves         Nuveen Pennsylvania Municipal Value Fund                     $0                $10,000-$50,000

PORTFOLIO MANAGER BIO:

Cathryn P. Steeves, PhD, Vice President of NAM, is currently a portfolio manager for 45 state-specific municipal bond funds. She joined Nuveen in 1996 and worked as a senior analyst in the healthcare sector. Ms. Steeves has an undergraduate degree from Wake Forest University as well as an MA, an MPhil and a PhD from Columbia University.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/CEF/Info/ Shareholder and there were no amendments during the period covered by this report. (To view the code, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Pennsylvania Municipal Value Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 8, 2009
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2009
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2009
    -------------------------------------------------------------------